Schedule of Realized Capital Gains and Losses by Transaction Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Gain (Loss) on Investments [Line Items]
Impairment write-downs	$ (15,303)	$ (7,709)	$ 1,153
Change in intent write-downs	(654)	(80)	(499)
Net other-than-temporary impairment losses recognized in earnings	(15,957)	(7,789)	654
Sales	(6,185)	39,830	64,916
Valuation and settlements of derivative instruments	23,781	(4,923)	52,724
Realized capital gains and losses	$ 1,639	$ 27,118	$ 118,294